Consolidated Statement of Cash Flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)		€ (2,949)		€ 521
Cash flows from operating activities: Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		301		183
Restructuring activities		33		181
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(78)		(543)
Deferred income taxes, net		2,015		335
Impairment, depreciation and other amortization, and accretion		2,446		1,170
Share of net income from equity method investments		(74)		(86)
Income (loss) adjusted for noncash charges, credits and other items		1,694		1,761
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(949)		(11,773)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		1,873		18,008
Non-Trading financial assets mandatory at fair value through profit and loss		(380)		(92,687)
Financial assets designated at fair value through profit or loss		72		90,604
Loans at amortized cost		(13,258)		8,392
Other assets		(56,909)		(33,387)
Deposits		11,502		(20,493)
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	(2,184)		(23,867)
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		2,285		(3,972)
Other short-term borrowings		(1,749)		(716)
Other liabilities		37,805		18,856
Senior long-term debt	[2]	(4,907)		(1,412)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(11,380)		17,327
Other, net		16,220		(1,289)
Net cash provided by (used in) operating activities		(20,260)		(34,648)
Cash flows from investing activities: Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		10,378		13,277
Maturities of financial assets at fair value through other comprehensive income		18,503		13,513
Sale of debt securities held to collect at AC		21		95
Maturities of debt securities held to collect at AC		605		658
Sale of equity method investments		5		29
Sale of property and equipment		11		289
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(26,520)		(17,114)
Debt securities held to collect at amortized cost		(11,550)		(126)
Equity method investments		(5)		0
Property and equipment		(313)		(196)
Net cash received in (paid for) business combinations/divestitures		1,622		101
Other, net		(541)		(590)
Net cash provided by (used in) investing activities		(7,784)		9,936
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		19	[3]	47
Repayments and extinguishments of subordinated long-term debt		(84)	[3]	(802)
Issuances of trust preferred securities		0	[4]	1
Repayments and extinguishments of trust preferred securities		0	[4]	(2,723)
Common shares issued		0		0
Purchases of treasury shares		(934)		(3,006)
Sale of treasury shares		822		2,838
Additional Equity Components (AT1) issued		0		0
Purchases of Additional Equity Components (AT1)		(61)		(191)
Sale of Additional Equity Components (AT1)		63		200
Coupon on additional equity components, pre tax		(330)		(315)
Dividends paid to noncontrolling interests		(56)		0
Net change in noncontrolling interests		(5)		1,204
Cash dividends paid to Deutsche Bank shareholders		(227)		(227)
Other, net		0		52
Net cash provided by (used in) financing activities		(406)		(2,922)
Net effect of exchange rate changes on cash and cash equivalents		793		(63)
Net increase (decrease) in cash and cash equivalents		(27,657)		(27,697)
Cash and cash equivalents at beginning of period		180,822		229,025
Cash and cash equivalents at end of period		153,165		201,326
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net		521		298
Interest paid		6,505		6,911
Interest and dividends received [Abstract]
Interest received		11,913		10,989
Dividend received		1,063		1,702
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)		145,703		193,420
Interbank balances (w/o central banks)		7,462		7,906
Total		€ 153,165		€ 201,326

[1]	Included are senior long-term debt issuances of EUR2.0billion and EUR3.5billion and repayments and extinguishments of EUR2.3billion and EUR3.3billion through June 30, 2019 and June 30, 2018, respectively.
[2]	Included are issuances of EUR15.4billion and EUR17.3billion and repayments and extinguishments of EUR23.3billion and EUR17.7billion through June 30, 2019 and June 30, 2018, respectively.
[3]	Non-cash changes for Subordinated Long-Term Debt are EUR227million in total and mainly driven by Fair Value changes of EUR224million and Foreign Exchange movements of EUR18million
[4]	Non-cash changes for Trust Preferred Securities are EUR100million in total and mainly driven by Fair Value changes of EUR76million and Foreign Exchange movements of EUR9million.